Income taxes - Tax losses carried forward (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2023
Income taxes
Expire	¥ 368,235	¥ 432,759	¥ 361,627
Never expire	¥ 79,579	¥ 341,825	¥ 389,629